Share-based payments - Valuations of share-based payments (Details)	3 Months Ended	10 Months Ended	57 Months Ended	90 Months Ended
	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) Options	Mar. 31, 2020 USD ($) Options	Mar. 31, 2020 USD ($) Options
Minimum
Valuations of share-based payments
Forfeiture rate used in valuation models granted	0.00%
Maximum
Valuations of share-based payments
Forfeiture rate used in valuation models granted	10.00%
2012 Employee Stock Option Plan (ESOP)
Valuations of share-based payments
Number of options/ RSUs | Options				4,128,521
Weighted average share price | $ / shares	$ 28.10
Weighted average fair value per option | $	$ 7.14	$ 7.14	$ 7.14	$ 7.14
2012 Employee Stock Option Plan (ESOP) | Minimum
Valuations of share-based payments
Dividend yield, percentage	0.00%
Volatility, percentage	28.00%
Risk-free interest rate, percentage	0.29%
Expected term, years	2 years
2012 Employee Stock Option Plan (ESOP) | Maximum
Valuations of share-based payments
Dividend yield, percentage	5.03%
Volatility, percentage	49.85%
Risk-free interest rate, percentage	3.85%
Expected term, years	4 years
2015 Restricted Stock Unit Plan (RSU)
Valuations of share-based payments
Number of options/ RSUs | Options			2,035,808
Weighted average share price | $ / shares	$ 15.26
Weighted average fair value per option | $	$ 14.56	$ 14.56	$ 14.56	14.56
2015 Restricted Stock Unit Plan (RSU) | Minimum
Valuations of share-based payments
Dividend yield, percentage	0.00%
Volatility, percentage	40.65%
Risk-free interest rate, percentage	2.89%
Expected term, years	2 years
2015 Restricted Stock Unit Plan (RSU) | Maximum
Valuations of share-based payments
Dividend yield, percentage	5.70%
Volatility, percentage	64.02%
Risk-free interest rate, percentage	4.34%
Expected term, years	4 years
2019 Employee Stock Option Plan (ESOP)
Valuations of share-based payments
Number of options/ RSUs | Options		1,280,000
Dividend yield, percentage	5.70%
Volatility, percentage	41.12%
Weighted average share price | $ / shares	$ 19.81
Weighted average fair value per option | $	$ 5.23	$ 5.23	$ 5.23	$ 5.23
2019 Employee Stock Option Plan (ESOP) | Minimum
Valuations of share-based payments
Risk-free interest rate, percentage	1.91%
Expected term, years	0 years
2019 Employee Stock Option Plan (ESOP) | Maximum
Valuations of share-based payments
Risk-free interest rate, percentage	1.94%
Expected term, years	2 years